Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets and liabilities of disposal groups
Accounts receivable, net	$ 16,342	$ 30,265
Prepaid expenses	1,900	1,403
Inventory and other current assets	2,371	11,521
Current assets of discontinued operations	20,613	43,189
Property, plant and equipment, net	170,222	229,600
Goodwill	9,740	20,595
Intangible and other long-term assets, net	3,875	7,784
Long-term assets of discontinued operations	183,837	257,979
Accounts payable	1,231	3,204
Accrued expenses	13,421	15,068
Current maturities of long-term debt	810	810
Current liabilities of discontinued operations	15,462	19,082
Long-term debt	$ 11,736	$ 12,546